Shareholders' Equity (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 16, 2015	Dec. 31, 2013
Proceeds from issuance of shares				$ 110,000	$ 1,050,000
Number of Options						5,250,000
Options granted, exercise price				$ 0.075
Exercise price, fair value						$ 0.0496
Fair value of options granted				$ 297,645
Amortized share based compensation				$ 90,932
Stock Awards Plan details

The Company adopted a Stock Awards Plan under which it is authorized to grant options to directors, employees and consultants, to acquire up to 6,000,000 common shares. The exercise price of each option is based on the market price of the Company's stock for a period preceding the date of grant. The options can be granted for a maximum term of 5 years and the vesting terms of the options are determined by the board of directors at the time of grant.

On September 16, 2015, 6,000,000 stock options were granted to directors, officers and consultants with an exercise price of $0.075 expiring on September 16, 2020, 10% vesting at the date of grant, with the remaining 90% vested at a rate of 15% every six months thereafter.

Common shares, authorized	500,000,000			500,000,000	500,000,000
Common shares, par value	$ 0.0002			$ 0.0002	$ 0.0002
Common shares, issued	42,485,000			43,585,000	42,485,000
Common shares, outstanding	42,485,000			43,585,000	42,485,000
Common Stock [Member]
Shares issued during the period, shares				1,100,000	17,700,000
Common shares, outstanding							24,785,000
Common Stock [Member] | Two New Directors [Member]
Shares issued during the period, shares			12,000,000
Proceeds from issuance of shares			$ 700,000
Arm's Length Party | Common Stock [Member]
Shares issued during the period, shares	4,000,000	1,500,000		1,100,000
Proceeds from issuance of shares	$ 200,000	$ 150,000		$ 110,000
Options granted, exercise price	$ .05	$ .15		$ .10